Property, plant and equipment - Additional Information (Detail)		9 Months Ended		12 Months Ended
	Jun. 22, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense		$ 126,951	$ 99,196		$ 140,649	$ 104,842	$ 140,742
Purchase of land, buildings, and equipment		17,235,184	$ 757,402		934,495	74,113	$ 116,911
Total property and equipment		20,999,896				$ 1,873,837		$ 3,014,803
Rollo Bay farm site
Property, Plant and Equipment [Line Items]
Purchase of land, buildings, and equipment					717,225
Capital Additions | Rollo Bay farm site
Property, Plant and Equipment [Line Items]
Additional amount committed to renovations		3,700,000		CAD 203,047	$ 151,006
Construction in process
Property, Plant and Equipment [Line Items]
Total property and equipment		3,731,112						$ 277,352
Construction in process | Rollo Bay farm site
Property, Plant and Equipment [Line Items]
Total property and equipment		2,100,000		CAD 1.1
Building | Bell Fish Company, LLC aquaculture facility
Property, Plant and Equipment [Line Items]
Purchase of land, buildings, and equipment	$ 14,200,000
Future obligations	0
Liabilities assumed	$ 0
Building | Capital Additions | Bell Fish Company, LLC aquaculture facility
Property, Plant and Equipment [Line Items]
Additional amount committed to renovations		$ 5,000,000